Business Segment Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Segment Reporting [Abstract]
Information concerning combined operations by business segment

Information concerning combined operations by business segment is presented in the following table (in millions):

	Year Ended December 31,
	2014	2013	2012
Net Sales
S&IP	$1,139.3	$1,153.1	$1,185.1
Medical Devices	501.7	499.0	477.6
Corporate and Other	31.1	25.4	21.3

Total Net Sales(a)	1,672.1	1,677.5	1,684.0

Operating Profit
S&IP	166.3	151.2	155.2
Medical Devices	104.6	85.6	88.8
Corporate and Other(b)	(180.4)	(13.9)	(17.5)
Other income (expense), net	3.8	2.4	1.5

Total Operating Profit	94.3	225.3	228.0

Interest income	$2.9	$2.6	$2.6
Interest expense	(6.0)	(0.1)	(0.8)

Income before Income Taxes	$91.2	$227.8	$229.8

(a)	Net sales in the United States to third parties totaled $1.1 billion in each of the last three years ended December 31, 2014, 2013 and 2012, respectively.
(b)	Corporate and Other for the year ended December 31, 2014 includes $60 million associated with the disposal of one of our disposable glove facilities in Thailand (see Note 3, “Manufacturing Footprint Strategic Changes”), $89 million of transaction costs associated with the Spin-off (see Note 2, “Separation from Kimberly-Clark”) and $12 million of post Spin-off transition costs.

Depreciation, amortization and capital expenditures by segment

Depreciation, amortization and capital expenditures by segment are as follows (in millions):

	Year Ended December 31,
	2014	2013	2012
Depreciation and Amortization
S&IP	$41.4	$31.0	$28.7
Medical Devices	40.4	36.2	26.9
Corporate and Other	3.6	2.0	2.0

Total Depreciation and Amortization	$85.4	$69.2	$57.6

Capital Expenditures
S&IP	$46.3	$20.4	$28.5
Medical Devices	19.1	13.4	11.5
Corporate and Other	13.1	15.2	0.8

Total Capital Expenditures	$78.5	$49.0	$40.8

Information concerning assets by business segment

Information concerning assets by business segment is presented in the following table (in millions):

	As of December 31,
	2014	2013
Assets
S&IP	$1,235.2	$1,357.2
Medical Devices	1,042.2	1,055.5
Corporate and Other	250.2	71.3

Total Assets	$2,527.6	$2,484.0

Information concerning unaudited consolidated operations by business segment

Information concerning unaudited consolidated operations by business segment is presented in the following table (in millions):

	Three Months Ended March 31,
	2015	2014
Net Sales
S&IP	$254.8	$275.5
Medical Devices	122.3	129.6
Corporate & Other(a)	17.1	5.6

Total Net Sales	394.2	410.7

Operating Profit
S&IP	19.5	40.1
Medical Devices	24.8	31.4
Corporate & Other(b)	(15.4)	(10.3)
Other income, net(c)	12.0	0.5

Total Operating Profit	40.9	61.7

Interest income	0.1	1.0
Interest expense	(8.3)	—

Income before Income Taxes	$32.7	$62.7

(a)	Corporate and Other net sales include sales of non-healthcare products to Kimberly-Clark.
(b)	Corporate and Other for the three months ended March 31, 2015 includes $11 million of post-spin related transition expenses. Corporate and Other for the three months ended March 31, 2014 includes $7 million of spin-off related transaction costs.
(c)	Other income, net includes a $12 million net gain on the disposal of one of our disposable glove facilities in Thailand.